Subsequent events (Details) (Subsequent event, Mecel Populus Suite, USD $) In Millions, unless otherwise specified	0 Months Ended
Jun. 30, 2014
Subsequent events
Payment made at closing of transactions	$ 1
Period over which performance conditions should be achieved	3 years
Maximum
Subsequent events
Additional amount payable subject to achieving certain performance conditions during the course of the next three years	$ 2